LORD ABBETT SECURITIES TRUST

90 Hudson Street
Jersey City, NJ 07302

July 5, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Post-Effective Amendment No. 1 to Registration Statement on
Form N-14 (“Registration Statement”) of Lord Abbett
Securities Trust (the “Trust”), 1933 Act File No.
333-187822 and 1940 Act File No. 811-07538

Ladies and Gentlemen:

Pursuant to Rule paragraph (b) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”); the requirements of the current EDGAR Filer Manual, and Regulation S-T under 1933 Act, enclosed herewith for filing on behalf of the Trust is Post-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-14, which was filed with the U.S. Securities and Exchange Commission (the “Commission”) on May 9, 2013.(1)

The Amendment is being filed solely for the purpose of adding a reference to the Semi-Annual Report of Lord Abbett Value Opportunities Fund, a series of the Trust, for the fiscal period ended April 30, 2013 in Item (16)(17)(vii) of Part C.(2)

If you have any questions or comments, please do not hesitate to contact the undersigned at (201) 827-2225 or Brooke A. Fapohunda at (201) 827-2279.

Sincerely,

/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary

(1) The Trust’s Registration Statement on Form N-14 was filed with the Commission on May 9, 2013 and was declared effective on May 10, 2013 pursuant to a Notice of Effectiveness (SEC Accession 13-001486).

(2) The Trust’s Semi-Annual Report filed on Form NCSR with the Commission on July 2, 2013.